Shareholder Fees	Feb. 25, 2026 USD ($)
T. Rowe Price Equity Index 500 Fund - Investor Class
Prospectus [Line Items]
Maximum Account Fee	$ 20	[1]
T. Rowe Price Equity Index 500 Fund - I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Equity Index 500 Fund - Z Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Extended Equity Market Index Fund [Member]
Prospectus [Line Items]
Maximum Account Fee	20	[2]
T. Rowe Price Total Equity Market Index Fund [Member]
Prospectus [Line Items]
Maximum Account Fee	$ 20	[3]

[1]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[2]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[3]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.